Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region) (Details) - Credit Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 602,919	$ 984,638
Trade Receivables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	62,643	47,948
Trade Receivables [Member] | Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	56,632	47,741
Trade Receivables [Member] | Other regions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 6,011	$ 207